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AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED FEBRUARY 11, 2014 TO THE CURRENT PROSPECTUS FOR

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INCENTIVE LIFE OPTIMIZER II
INCENTIVE LIFE LEGACY(R) II
FOR USE IN CALIFORNIA ONLY
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Please note the following:

Beginning February 1, 2014, sales of the following riders in California have been suspended until further notice:

..   Long Term Care Services/TM/ Rider

..   Disability Deduction Waiver Rider

..   Disability Premium Waiver Rider



  Copyright 2014 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
               All rights reserved. Incentive Life Legacy(R) is
       a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234


                   EVM 02  (2/14)
                   MLOA IL Legacy II and AXA IL
                   Optimizer II - CA only NB/IF
                   (AR)                                           152536 (2/14)
                                                                        #672532